Taxation - Income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
(Loss)/income before income tax expenses
Income /(loss) before income tax expenses, Overseas entities		¥ 61,124	¥ 13,490	¥ 10,593
Income /(loss) before income tax expenses, PRC entities		(160,476)	(426,304)	(587,062)
Total		(99,352)	(412,814)	(576,469)
Current income tax expenses, Overseas entities		5,221	3,807	4,669
Current income tax expenses		5,221	3,807	4,669
Deferred income tax expenses/(benefit), Overseas entities		(132)	176	(224)
Deferred income tax expenses/(benefit), PRC entities		(21)	(103)	(103)
Deferred income tax expenses/(benefit)		(153)	73	(327)
Income tax expenses/(benefit), Overseas entities		5,089	3,983	4,445
Income tax expenses/(benefit), PRC entities		(21)	(103)	(103)
Income tax expenses/(benefit)	$ 728	¥ 5,068	¥ 3,880	¥ 4,342